10-Q STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock Unit, Activity
The following table shows a summary of the unvested restricted stock under the 2023 Long-Term Equity Compensation Incentive Plan as of March 31, 2024 as well as activity during the year:

	Number of shares	Weighted Average Grant Date Fair Value
Restricted stock units, unvested, December 31, 2023	2,429,500	$6.16
Granted	108,000	$12.37
Vested	—	$—
Forfeited	—	$—
Restricted stock units, unvested, March 31, 2024	2,537,500	$6.42
Restricted Stock activity relative to the CEO for the three months ended March 31, 2024 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	4,569,922	$10.03
Granted	—	$—
Vested	—	$—
Forfeited	—	$—
Outstanding at March 31, 2024	4,569,922	$10.03
The following table shows a summary of the unvested restricted stock under the 2023 Long-Term Equity Compensation Incentive Plan as of December 31, 2023 as well as activity during the year:

	Number of shares	Weighted Average Grant Date Fair Value
Restricted stock units, unvested, December 31, 2022	—	$—
Granted	2,468,500	$6.16
Vested	(39,000)	$6.16
Forfeited	—	$—
Restricted stock units, unvested, December 31, 2023	2,429,500	$6.16
Restricted Stock activity relative to the CEO for the year ended December 31, 2023 is summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	—	$—
Granted	4,569,922	$10.03
Forfeited	—	$—
Settled	—	$—
Outstanding at December 31, 2023	4,569,922	$10.03

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
Black-Scholes option-pricing model assumptions and the resulting fair value of options are presented in the following table:

2024
Dividend yield	—%
Expected volatility	23.00%
Risk-free interest rate	3.98%
Expected option life	5.81 years
Weighted average fair value of options	$3.91

Share-Based Payment Arrangement, Option, Activity
The following table shows the status of, and changes in, common stock options:

	Number of Options	Weighted Average Exercise Price
Options outstanding, December 31, 2023	—	$—
Granted	345,263	$3.91
Exercised	—	$—
Expired or cancelled	—	$—
Options exercisable, March 31, 2024	345,263	$3.91

Share-Based Payment Arrangement, Expense
CEO Stock-based compensation expense is recorded in general and administrative expense (including stock-based compensation) in the consolidated statements of operations and comprehensive (loss) income is summarized as follows:

	Three Months Ended March 31,
	2024	2023
Stock-based compensation expense	$4,583,632	$—
CEO Stock-based compensation expense is recorded in general and administrative expense (including stock-based compensation) summarized as follows:

	Years Ended December 31,
	2023	2022
Stock-based compensation expense	$9,167,264	$—